UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Amendment No. 1 to Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-23165	Date of Notification: January 2, 2025

2. Exact name of Investment Company as specified in registration statement:

CION Ares Diversified Credit Fund

3. Address of principal executive office: (number, street, city, state, zip code)

100 Park Avenue, 25th Floor

New York, NY 10017

4. Check one of the following:

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Ian Fitzgerald
Ian Fitzgerald
Secretary

 ** This Amendment pursuant to Rule 23c-3 is being filed solely to notify shareholders of an extension of the Repurchase Request Deadline **

CION ARES DIVERSIFIED CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER – DEADLINE EXTENSION

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

This notice is to inform you of a deadline extension for the Fund’s current repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice.

January 2, 2025

Dear Shareholder:

The purpose of this Notice is to notify you of an extension of the Repurchase Request Deadline for the Fund’s outstanding quarterly repurchase offer (the “Offer”), as described in the Repurchase Offer document dated December 6, 2024 (the “Repurchase Offer Statement”). Capitalized terms used herein but not otherwise defined have the meanings ascribed to them in the Repurchase Offer Statement.

As you may know, the New York Stock Exchange will now be closed on January 9, 2025 in observance of the National Day of Mourning in recognition of the passing of former President Jimmy Carter. The Fund has therefore determined to extend the Repurchase Request Deadline from the close of the New York Stock Exchange (which is normally at 4:00 p.m., Eastern Time, but may be earlier on certain days) on January 9, 2025 to the close of the New York Stock Exchange on January 10, 2025. As a result of the extension of the Repurchase Request Deadline, the Fund anticipates that the NAV per Share for the Offer will be determined as of the close of the New York Stock Exchange on January 10, 2025, the same date as the Repurchase Request Deadline. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline.

All other aspects of the Offer, as described in the Repurchase Offer Statement, dated December 6, 2024, and accompanying Repurchase Request Form remain the same. If you are not interested in selling your Shares at this time, no action is necessary.

If you have any questions, please refer to the Repurchase Offer Statement and accompanying Repurchase Request Form (in the case of direct shareholders) or contact your broker or financial adviser, or in the case of direct shareholders, the Fund via telephone at 1-888-729-4266.

Sincerely,

CION Ares Diversified Credit Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to net asset value fluctuation during that time.